UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [_];  Amendment Number:
        This Amendment (Check only one):       [_]    is a restatement.
                                               [_]    adds new holding entries.

Institutional Investment Manager Filing this Report:
----------------------------------------------------

Name:       Attractor Investment Management Inc.
Address:    1325 Fourth Avenue, Suite 1425
            Seattle, WA 98101

Form 13F File Number: 28-05503

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
---------------------------------------------------------

Name:       Harvey Allison
Title:      President
Phone:      (206) 462-3980

Signature, Place, and Date of Signing:

/s/ Harvey Allison            Seattle, Washington                  May 14, 2010

Report Type (Check only one):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

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

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              22

Form 13F Information Table Value Total:         $147266
                                            (thousands)


List of Other Included Managers:                   None

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


                           Form 13F INFORMATION TABLE

Column 1                         Column 2       Column 3  Column 4          Column 5       Column 6   Column 7        Column 8

                                 Title of                   Value   Shrs Or   Sh/   Put/  Investment   Other      Voting Authority
Name of Issuer                    Class          Cusip    x($1000)  Prn Amt   Prn   Call  Discretion  Managers  Sole   Shared  None

3-D SYS CORP DEL                 COM NEW       88554D205    1510     110607   SH             SOLE        N/A   110607
ACME PACKET INC                    COM         004764106     866      44930   SH             SOLE        N/A    44930
ACTIVISION BLIZZARD INC            COM         00507V109   11321     939540   SH             SOLE        N/A   939540
AMAZON COM INC                     COM         023135106   19442     143200   SH             SOLE        N/A   143200
ANCESTRY COM INC                   COM         032803108    3808     224660   SH             SOLE        N/A   224660
AUTODESK INC                       COM         052769106    2679      91170   SH             SOLE        N/A    91170
CISCO SYS INC                      COM         17275R102    8159     313440   SH             SOLE        N/A   313440
COMPELLENT TECHNOLOGIES INC        COM         20452A108    4343     247450   SH             SOLE        N/A   247450
CONCUR TECHNOLOGIES INC            COM         206708109    4642     113200   SH             SOLE        N/A   113200
CONSTANT CONTACT INC               COM         210313102    7842     337000   SH             SOLE        N/A   337000
CYBERSOURCE CORP                   COM         23251J106   10325     584660   SH             SOLE        N/A   584660
DELL INC                           COM         24702R101    4210     280320   SH             SOLE        N/A   280320
EBAY INC                           COM         278642103    8482     314530   SH             SOLE        N/A   314530
GOOGLE INC                         CL A        38259P508   12176      21470   SH             SOLE        N/A    21470
INTUIT INC                         COM         461202103    3088      89980   SH             SOLE        N/A    89980
MICROSOFT CORP                     COM         594918104   11144     380500   SH             SOLE        N/A   380500
OPENTABLE INC                      COM         68372A104    6223     163210   SH             SOLE        N/A   163210
RACKSPACE HOSTING INC              COM         750086100    2973     158720   SH             SOLE        N/A   158720
SALESFORCE COM INC                 COM         79466L302   13587     182502   SH             SOLE        N/A   182502
SOURCEFIRE INC                     COM         83616T108     516      22470   SH             SOLE        N/A    22470
STRATASYS INC                      COM         862685104    6212     254295   SH             SOLE        N/A   254295
YAHOO INC                          COM         984332106    3718     224950   SH             SOLE        N/A   224950


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